Financial Instruments - Summary of Trade Receivables Ageing Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 3,715	$ 3,645
Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,785	3,729
Accumulated Impairment
Disclosure Of Financial Instruments [Line Items]
Trade receivables	(70)	(84)
Not Due | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,021	2,772
Less Than 6 Months | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	737	879
6 Months to 1 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	14	24
1-2 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	2	32
2 - 3 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	2	9
More Than 3 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 9	$ 13